Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Intangible Assets
The following table provides a summary of the Company’s intangible assets for the twelve months ended December 31, 2021 and 2020:

	Twelve Months Ended December 31, 2021
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.6	$—	$(0.3)	$—	$1.3
Agency Relationships	0.6	—	(0.6)	—	—
Non-compete Agreements	—	—	—	—	—
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$22.8	$—	$(0.9)	$—	$21.9

	Twelve Months Ended December 31, 2020
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.9	$—	$(0.3)	$—	$1.6
Agency Relationships	1.2	—	(0.6)	—	0.6
Renewal Rights	—	—	—	—	—
Non-compete Agreements	0.2	—	(0.2)	—	—
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$23.9	$—	$(1.1)	$—	$22.8